Segmented Information - Related-party and Inter-company Transactions (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Equity Method Investee | Belize Electricity
Related Party Transaction [Line Items]
Due from related party	$ 10		$ 10		$ 20
Waneta Expansion
Related Party Transaction [Line Items]
Intercompany revenue recognized	4	$ 3	19	$ 19
Belize Electric Company
Related Party Transaction [Line Items]
Intercompany revenue recognized	9	7	18	14
Aitken Creek
Related Party Transaction [Line Items]
Intercompany revenue recognized	$ 6	$ 5	$ 13	$ 13